Taxation - Summary of Tax on Items Charged to Equity and Statement of Comprehensive Income (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current taxation
Share-based payments	£ 1
Defined benefit plans	16	£ (2)	£ 26
Total equity and comprehensive income	17	(2)	26
Deferred taxation
Share-based payments	18	2	(4)
Defined benefit plans	173	(144)	(247)
Fair value movements on cash flow hedges	16	(2)
Fair value movements on equity investments	(95)	10	29
Total equity and comprehensive income	112	(134)	(222)
Total credit/(charge) to equity and statement of comprehensive income	£ 129	£ (136)	£ (196)